Background, Basis of Presentation, and Going Concern	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Background, Basis of Presentation, and Going Concern [Abstract]
BACKGROUND, BASIS OF PRESENTATION, AND GOING CONCERN

1. BACKGROUND, BASIS OF PRESENTATION, AND GOING CONCERN:

Background

NanoFlex Power Corporation, formerly known as Universal Technology Systems, Corp., was incorporated in the State of Florida on January 28, 2013. On September 24, 2013, the Company completed the acquisition of Global Photonic Energy Corporation, a Pennsylvania corporation (“GPEC”), pursuant to a Share Exchange Agreement (the “Share Exchange Transaction”). Immediately following the closing of the Share Exchange Transaction, the Company owned 100% of equity interests of GPEC and GPEC became a wholly-owned subsidiary of the Company. On November 25, 2013, the Company changed its name from “Universal Technology Systems, Corp.” to “NanoFlex Power Corporation” and its trading symbol was changed to “OPVS” on December 26, 2013.

GPEC was incorporated in Pennsylvania on February 7, 1994. The Company is organized to fund, develop, commercialize and license advanced configuration solar technologies which enable unique thin-film solar cell implementations with industry-leading efficiencies, light weight, flexibility, and low total system cost.

These technologies are targeted at certain broad applications, including: (a) mobile and field power generation, (b) building applied photovoltaics ("BAPV"), (c) building integrated photovoltaics ("BIPV"), (d) space vehicles and unmanned aerial vehicles ("UAVs"), (e) semi-transparent solar power generating windows or glazing, and (f) ultra-thin solar films or paints for automobiles or other consumer applications.

We believe these technologies have been demonstrated in a laboratory environment with our research partners. The Company is currently taking steps to pursue product development and commercialization on some of these technologies in collaboration with industry partners and potential customers.

Basis of Presentation

The accompanying unaudited interim consolidated financial statements of the Company have been prepared in accordance with accounting principles generally accepted in the United States of America, pursuant to the rules and regulations of the Securities and Exchange Commission.  Certain information and footnote disclosures have been or omitted pursuant to such rules and regulations. In the opinion of management, the accompanying consolidated financial statements include normal recurring adjustments that are necessary for a fair presentation of the results for the interim periods presented. These consolidated financial statements should be read in conjunction with our audited consolidated financial statements and notes thereto for the fiscal year ended December 31, 2015 included in our Annual Report on Form 10-K. The results of operations for the three and nine months ended September 30, 2016 are not necessarily indicative of results to be expected for the full fiscal year or any other periods.

The preparation of the consolidated financial statements in conformity with U.S. generally accepted accounting principles requires management to make a number of estimates and judgments that affect the reported amounts of assets, liabilities, expenses, and related disclosures. Actual results may differ from these estimates.

Revision of Previously-Issued Financial Statements

During the three months ended June 30, 2016, the Company identified errors in its financial statements for the third and fourth quarters of the fiscal year ended December 31, 2015, and first quarter of the fiscal year ended March 31, 2016, as included in the Company’s 10-Q for the periods ended September 30, 2015 and March 31, 2016, and its 2015 annual report on Form 10-K, related to the accounting for conversion option derivative liabilities. Specifically, the Company accounted for all of its convertible debt instruments assuming that each contained an embedded conversion feature that met the criteria for bifurcation when, in fact, several of the outstanding notes contained embedded conversion features that did not require bifurcation. The Company has made adjustments in each period related to this.

The Company assessed the effect of the above errors in the aggregate on prior periods’ financial statements in accordance with the SEC’s Staff Accounting Bulletins No. 99 and 108 and, based on an analysis of quantitative and qualitative factors, determined that the errors were not material to any of the Company’s prior interim and annual financial statements.

The Company determined that the correction of the cumulative amounts of the errors would be material to its consolidated financial statements for the three and six months ended June 30, 2016. Therefore, the Company revised its previously-issued financial statements as of December 31, 2015 and for the third and fourth quarters of fiscal 2015 and first quarter of fiscal 2016. The balance sheet as of December 31, 2015 and the statement of operations for the three and nine months ended September 30, 2015 included herein are revised as described below for those adjustments.

All financial information contained in the accompanying notes to these financial statements has been revised to reflect the correction of these errors.

The following tables present the effect of the aforementioned revisions on the Company’s consolidated balance sheet for the year ended December 31, 2015:

	As of December 31, 2015
	As Reported	Revision	As Revised
Conversion option derivative liability	$8,145,160	$(2,733,973)	$5,411,187
Convertible debt, net of unamortized discounts	1,051,545	72,273	1,123,818
Total current liabilities	28,168,610	(2,661,700)	25,506,910
Total liabilities	28,168,610	(2,661,700)	25,506,910
Accumulated deficit	(204,989,355)	3,484,877	(201,504,478)
Additional paid in capital	176,932,064	(823,177)	176,108,887
Total stockholders' deficit	(28,052,143)	2,661,700	(25,390,443)

The following tables present the effect of the aforementioned revisions on the Company’s consolidated statement of operations for the three and nine months ended September 30, 2015:

	Three Months Ended September 30, 2015
	As Reported	Revision	As Revised
Gain (loss) on change in fair value of derivative	$(10,461,536)	$1,484,035	$(8,977,501)
Interest expense	(526,378)	(221,099)	(747,477)
Total other expense	(10,987,914)	1,262,936	(9,724,978)
Net loss	(12,918,546)	1,262,936	(11,655,610)
Net loss per share (basic and diluted)	(0.26)	(0.02)	(0.24)

	Nine Months Ended September 30, 2015
	As Reported	Revision	As Revised
Gain (loss) on change in fair value of derivative	$(12,902,458)	$1,484,035	$(11,418,423)
Interest expense	(1,064,377)	(221,099)	(1,285,476)
Total other expense	(14,116,835)	1,262,936	(12,853,899)
Net loss	(19,065,163)	1,262,936	(17,802,227)
Net loss per share (basic and diluted)	(0.41)	(0.03)	(0.38)

These revisions to the consolidated statements of cash flows for the nine months ended September 30, 2015 did not result in any changes to the amounts previously reported for net cash from (used in) operating, investing and financing activities.

Going Concern

The Company has generated limited revenue to date.  The Company has a working capital deficit of $18,983,497 and an accumulated deficit of $207,732,287 as of September 30, 2016.  The ability of the Company to continue as a going concern is dependent on raising capital to fund ongoing operations and carry out its business plan and ultimately to attain profitable operations. Accordingly, these factors raise substantial doubt as to the Company’s ability to continue as a going concern. The financial statements do not include any adjustments relating to the recoverability and classification of recorded assets, or the amounts of and classification of liabilities that might be necessary in the event the Company cannot continue in existence. To date, the Company has funded its initial operations primarily by way of the sale of equity securities, convertible note financing, short term financing from private parties, and advances from related parties.

Fair Value

ASC 820 Fair Value Measurements and Disclosures (“ASC 820”), defines fair value, establishes a framework for measuring fair value and enhances disclosures about fair value measurements. It defines fair value as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. ASC 820 also establishes a fair value hierarchy which requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The standard describes three levels of inputs that may be used to measure fair value:

Level 1: Observable inputs such as quoted prices (unadjusted) in active markets for identical assets or liabilities.

Level 2: Inputs other than quoted prices that are observable for the asset or liability, either directly or indirectly. These include quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities that are not active; and model-driven valuations whose inputs are observable or whose significant value drivers are observable. Valuations may be obtained from, or corroborated by, third-party pricing services.

Level 3: Unobservable inputs to measure fair value of assets and liabilities for which there is little, if any market activity at the measurement date, using reasonable inputs and assumptions based upon the best information at the time, to the extent that inputs are available without undue cost and effort.

As of September 30, 2016 the significant inputs to the Company’s derivative liability calculation were Level 3 inputs.

The following schedule summarizes the valuation of financial instruments at fair value in the balance sheets as of September 30, 2016 and December 31, 2015:

	Fair Value Measurements as of September 30, 2016
	Level 1		Level 2		Level 3
Assets
None	$		$		$
Total assets		-		-		-
Liabilities
Warrant derivative liability		-		-		8,990,943
Conversion option derivative liability		-		-		3,590,660
Total liabilities		$-		$-		$12,581,603

	Fair Value Measurements as of December 31, 2015
	Level 1		Level 2		Level 3
Assets
None	$		$		$
Total assets		-		-		-
Liabilities
Warrant derivative liability		-		-		12,796,146
Conversion option derivative liability		-		-		5,411,187
Total liabilities		$-		$-		$18,207,333

The following table sets forth a reconciliation of changes in the fair value of financial assets and liabilities classified as Level 3 in the fair value hierarchy:

	Significant Unobservable		Significant Unobservable
	Inputs		Inputs
	(Level 3)		(Level 3)
	Three Months Ended September 30,		Nine Months Ended September 30,
	2016	2015	2016	2015
Beginning balance	$9,307,216	$3,596,052	$18,207,333	$847,791
Change in fair value	3,274,387	8,977,501	(6,170,172)	11,418,423
Additions reclassified from equity	-	5,743,021	-	5,819,389
Additions recognized as compensation expense	-	-	544,442	230,971
Ending balance	$12,581,603	$18,316,574	$12,581,603	$18,316,574

Note 1: Background, Basis of Presentation

Background

NanoFlex Power Corporation, formerly known as Universal Technology Systems, Corp., was incorporated in the State of Florida on January 28, 2013. On September 24, 2013, the Company completed the acquisition of Global Photonic Energy Corporation, a Pennsylvania corporation (“GPEC”), pursuant to a Share Exchange Agreement (the “Share Exchange Transaction”). Immediately following the closing of the Share Exchange Transaction, the Company owned 100% of equity interests of GPEC and GPEC became a wholly-owned subsidiary of the Company. On November 25, 2013, the Company changed its name from “Universal Technology Systems, Corp.” to “NanoFlex Power Corporation” and its trading symbol was changed to “OPVS” on December 26, 2013.

GPEC was founded and incorporated on February 7, 1994 and is engaged in the research, development, and commercialization of advanced configuration solar technologies. The Company’s sponsored research programs at the University of Southern California (“USC”), the University of Michigan (“Michigan”), and Princeton University have resulted in an extensive portfolio of issued and pending patents worldwide. Pursuant to its sponsored research agreements, NanoFlex has obtained the exclusive worldwide license and right to sublicense any and all intellectual property resulting from the Company’s sponsored research programs. While each patent is issued in the name of the respective university that developed the subject technology, NanoFlex has exclusive commercial license rights to all of the patents and their attendant technologies and the patents are referred to herein as being NanoFlex’s patents.

These patented and patent-pending technologies fall into two general categories. Gallium Arsenide (GaAs) solar technologies involve fabrication processes and device architectures to substantially reduce the cost of ultra-high efficiency GaAs thin films. Organic Photovoltaics (OPV) technologies involve the materials, architectures, and fabrication processes for ultra-thin film semi-transparent solar cells. The technologies are targeted at, but not limited to, certain broad applications that require high power conversion efficiency, flexibility, and light weight. These applications include, but are not limited to: (a) portable power mats and sheets for military and field use, (b) building applied photovoltaics (“BAPV”), (c) building integrated photovoltaics (“BIPV”), (d) space vehicles and unmanned aerial vehicles (“UAVs”), (e) semi-transparent solar power generating glazing or windows, and (f) ultra-thin solar films for consumer applications such as mobile devices or automobiles. Laboratory feasibility prototypes have been developed by the engineering team at University of Michigan that successfully demonstrate key building block principles for these technology application areas and the Company is working with industry partners to commercialize its technologies.

Basis of Presentation

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. On an ongoing basis, we evaluate our estimates, including those related to revenue recognition, income taxes, inventory, long lived assets and contingencies. These estimates are based on management’s best knowledge of current events, historical experience, actions that we may undertake in the future and on various other assumptions that are believed to be reasonable under the circumstances. As a result, actual results could differ materially from these estimates and assumptions.

Revision of Previously-Issued Financial Statements 2014

During the three months ended June 30, 2015, the Company identified errors in its financial statements for the last quarter of the fiscal year ended December 31, 2013, all quarters of fiscal year ended December 31, 2014, and the first quarter of fiscal year ended December 31, 2015 as included in the Company’s 2013 annual report on Form 10-K, the Company’s 2014 interim reports on Form 10-Q, the Company’s 2014 annual report on Form 10-K, and Company’s first quarter of 2015 interim reports on Form 10-Q, respectively, related to an unrecorded derivative liability and the related gain or loss on the change in fair value of the derivative liability. The derivative liability is associated with certain warrants containing anti-dilution features that cause the instruments to no longer be indexed to the Company’s own stock. The Company has made adjustments in each period related to this.

The Company assessed the effect of the above errors in the aggregate on prior periods’ financial statements in accordance with the SEC’s Staff Accounting Bulletins No. 99 and 108 and, based on an analysis of quantitative and qualitative factors, determined that the errors were not material to any of the Company’s prior interim and annual financial statements.

The Company determined that the correction of the cumulative amounts of the errors would be material to the year ended December 31, 2015 financial statements, and as such, the Company revised its previously-issued financial statements for each period in 2013, 2014 and 2015. The financial statements for the year ended December 31, 2014 included herein are revised as described below for those adjustments.

All financial information contained in the accompanying notes to these financial statements has been revised to reflect the correction of these errors.

The following table presents the effect of the aforementioned revision on the Company’s consolidated balance sheet as of December 31, 2014:

	As of December 31, 2014
	As Reported	Revision	As Revised
Warrant liability	$-	$847,791	$847,791
Total current liabilities	5,215,917	847,791	6,063,708
Total liabilities	5,215,917	847,791	6,063,708
Accumulated deficit	(178,226,456)	38,497	(178,187,959)
Additional paid in capital	173,025,473	(886,288)	172,139,185
Total stockholders' deficit	(5,196,552)	(847,791)	(6,044,343)
Total liabilities and stockholders' deficit	19,365	-	19,365

The following tables present the effect of the aforementioned revisions on the Company’s consolidated statements of operations for the year ended December 31, 2014:

	Year Ended December 31, 2014
	As Reported	Revision	As Revised
Gain (loss) on change in fair value of derivative	$-	$38,497	$38,497
Total other expense	(80,522)	38,497	(42,025)
Loss before income tax benefit	(5,963,428)	38,497	(5,924,931)
Net loss	(5,963,428)	38,497	(5,924,931)
Net loss per share (basic and diluted)	(0.14)	(0.00)	(0.14)

The following tables present the effect of the aforementioned revisions on the Company’s consolidated statements of cash flows for the year ended December 31, 2014:

	Year Ended December 31, 2014
	As Reported	Revision	As Revised
Cash flows from operating activities:
Net loss	$(5,963,428)	$38,497	$(5,924,931)
Adjustments to reconcile net loss to net cash used in operating activities:
(Gain) loss on change in fair value of derivative	-	(38,497)	(38,497)
NON-CASH INVESTING AND FINANCING ACTIVITIES
Reclassification of warrants as derivative liabilities	-	688,614	688,614

Revision of Previously-Issued Financial Statements 2015

During the three months ended June 30, 2016, the Company identified errors in its financial statements for the third and fourth quarters of the fiscal year ended December 31, 2015, and first quarter of the fiscal year ended March 31, 2016, as included in the Company’s 10-Q for the periods ended September 30, 2015 and March 31, 2016, and its 2015 annual report on Form 10-K, related to the accounting for conversion option derivative liabilities. Specifically, the Company accounted for all of its convertible debt instruments assuming that each contained an embedded conversion feature that met the criteria for bifurcation when, in fact, several of the outstanding notes contained embedded conversion features that did not require bifurcation. The Company has made adjustments in each period related to this.

The Company assessed the effect of the above errors in the aggregate on prior periods’ financial statements in accordance with the SEC’s Staff Accounting Bulletins No. 99 and 108 and, based on an analysis of quantitative and qualitative factors, determined that the errors were not material to any of the Company’s prior interim and annual financial statements.

The Company determined that the correction of the cumulative amounts of the errors would be material to its consolidated financial statements for the three and six months ended June 30, 2016. Therefore, the Company revised its previously-issued financial statements as of December 31, 2015 and for the third and fourth quarters of fiscal 2015 and first quarter of fiscal 2016. The balance sheet as of December 31, 2015 and the statement of operations for the year ended December 31, 2015 included herein are revised as described below for those adjustments.

All financial information contained in the accompanying notes to these financial statements has been revised to reflect the correction of these errors.

The following tables present the effect of the aforementioned revisions on the Company’s consolidated balance sheet for the year ended December 31, 2015:

	As of December 31, 2015
	As Reported	Revision	As Revised
Conversion option derivative liability	$8,145,160	$(2,733,973)	$5,411,187
Convertible debt, net of unamortized discounts	1,051,545	72,273	1,123,818
Total current liabilities	28,168,610	(2,661,700)	25,506,910
Total liabilities	28,168,610	(2,661,700)	25,506,910
Accumulated deficit	(204,989,355)	3,484,877	(201,504,478)
Additional paid in capital	176,932,064	(823,177)	176,108,887
Total stockholders' deficit	(28,052,143)	2,661,700	(25,390,443)

The following tables present the effect of the aforementioned revisions on the Company’s consolidated statement of operations for the year ended December 31, 2015:

	Year Ended December 31, 2015
	As Reported	Revision	As Revised
Loss on change in fair value of derivative	$(13,901,957)	$3,708,739	$(10,193,218)
Interest expense	(1,685,160)	(223,862)	(1,909,022)
Total other expense	(15,737,117)	3,484,877	(12,252,240)
Net loss	(26,801,396)	3,484,877	(23,316,519)
Net loss per share (basic and diluted)	(0.56)	(0.07)	(0.49)

These revisions to the consolidated statements of cash flows for the nine months ended December 31, 2015 did not result in any changes to the amounts previously reported for net cash from (used in) operating, investing and financing activities.

Sponsored Research Agreement

Research and development of the Technology is being conducted at the University of Southern California (“USC”) and, on a subcontractor basis, at the University of Michigan, beginning 2006 and currently under a 5-year Sponsored Research Agreement dated May 1, 2009.  During this period, the Company has agreed to pay USC up to $6,338,341 for work to be performed.  On December 20, 2013, the Company entered into a Research Agreement with USC (“2013 Research Agreement”) to amend and replace the 2009 Research Agreement to continue the sponsored research at USC and Michigan from February 1, 2014 through January 31, 2021. On the same day, they have also entered into a Third Amendment to the License Agreement which renews and extends the License Agreement by and between USC, Michigan, Princeton and GPEC (“Third Amendment to License Agreement”). GPEC assigned to the Company and the Company assumed all the rights and obligations under both the 2013 Research Agreement and the Third Amendment to License Agreement.

License Agreement

The Company possesses an exclusive worldwide license and the right to sublicense any and all inventions and intellectual property resulting from the Company’s research agreements.  Royalties due under the agreement are 5% of net sales of licensed products or licensed processes used, leased or sold by the Company, 3% of revenues from sublicensing technology and 23% of revenues from any patent rights lawsuit proceeds.  Minimum royalties are as follows:

Years ending December 31,
2016	50,000
2017	65,000
2018	75,000
2019	100,000
2020	100,000
2021 and thereafter	100,000